Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business

1.	DESCRIPTION OF BUSINESS

Organization

Cutaia Media Group, LLC (“CMG”) was organized on December 12, 2012, as a limited liability company under the laws of the State of Nevada. On May 19, 2014, bBooth, Inc. was incorporated under the laws of the State of Nevada. On May 19, 2014, CMG merged into bBooth, Inc. and, thereafter, bBooth, Inc. changed its name to bBooth (USA), Inc., effective as of October 16, 2014.

On October 16, 2014, bBoothUSA was acquired by Global System Designs, Inc. (“GSD”), pursuant to a Share Exchange Agreement entered into with GSD (the “Share Exchange Agreement”). GSD was incorporated in the state of Nevada on November 27, 2012. The acquisition was accounted for as a reverse merger transaction. In connection with the closing of the transactions contemplated by the Share Exchange Agreement, GSD’s management was replaced by bBoothUSA’s management, and GSD changed its name to bBooth, Inc. The operations of CMG and bBooth (USA), Inc. became known as, and are referred to herein as, “bBooth USA.”

Effective April 21, 2017, we changed our corporate name from bBooth, Inc. to nFüsz, Inc. The name change was effected through a parent/subsidiary short-form merger of nFüsz, Inc., our wholly-owned Nevada subsidiary, formed solely for the purpose of the name change, with and into us. We were the surviving entity. To effectuate the merger, we filed Articles of Merger and a Certificate of Correction (relative to the effective date of the name change merger) with the Secretary of State of the State of Nevada on April 4, 2017, and April 17, 2017, respectively. The merger became effective on April 21, 2017. Our board of directors approved the merger, which resulted in the name change on that date. In accordance with Section 92A.180 of the Nevada Revised Statutes, stockholder approval of the merger was not required.

Our Business

We are an applications services provider marketing cloud-based business software products on a subscription basis. Our flagship product, notifiCRM, is a Customer Relationship Management (“CRM”) application that is distinguishable from other CRM programs because it utilizes interactive video as the primary means of communication between sales and marketing professionals and their clients or prospects. notifiCRM allows our users to create, distribute, and post interactive videos that contain on-screen interactive icons, buttons, and other elements, that when clicked, allow their prospects and customers to respond to our users’ call to action in real-time, in the video, while the video is playing, without leaving or stopping the video. Our users report increased sales conversion rates compared to traditional, non-interactive video. We developed the proprietary interactive video technology, which serves as the basis for our cloud, Software-as-a-Service (SaaS) products and services that we market under the brand name “notifi” and they are accessible on all mobile and desktop devices. No download is required to access and use our applications. Our users also have access to detailed analytics in the application dashboard that reflect when the videos were viewed, by whom, how many times, for how long, and what interactive elements were clicked-on in the video, among other things, all of which assist our users in focusing their sales and marketing efforts by identifying which clients or prospects have interest in the subject matter of the video.

Our notifiCRM platform can accommodate any size campaign or sales organization, and it is enterprise-class scalable to meet the needs of today’s global organizations. We are working with our vendors to ensure that it is so scalable based upon our current agreements with them. We offer stand-alone versions of our notifiCRM product on a subscription basis to individual consumers, sales-based organizations, consumer brands, marketing and advertising agencies, as well as to artists and social influencers. We also offer notifiCRM through a network of partners and resellers that include Oracle/NetSuite and Marketo, who offer notifiCRM to their respective clients and customers as an upgrade to their existing Oracle/NetSuite or Marketo subscriptions. notifiCRM is fully integrated into each of their platforms and upon payment of the upgrade fee, is accessible through the respective dashboards of Oracle/NetSuite and Marketo. We are actively developing integrations of notifiCRM into other popular marketing, CRM, and Enterprise Resource Management (ERP) platforms.

Our notifiMED application is designed for physicians and other healthcare providers to create more efficient and effective interactive communications with patients. Patients are able to avoid unnecessary and inconvenient visits to their physicians’ or other healthcare providers’ offices by viewing and responding to interactive videos through in-video, on-screen clicks that are designed to assess the patients’ need for an office visit. If the patient’s responses to the interactive video indicate that an office visit is either necessary or desirable, the patient can schedule the office visit right in through video in real time. Patients can also download and print prescriptions, care instructions, and other physician distributed documents right from and through the video. notifiMED is offered on a subscription basis.

Our notifiEDU application is designed for teachers and school administrators for more effective communications with students, parents, and faculty. notifiEDU allows teachers to deliver interactive lessons to students which are both more engaging and more effective. notifiEDU allows teachers to communicate with students through their mobile devices and computers to deliver lessons and tests/quizzes on the screen and in the video. The analytics capabilities of notifiEDU available on the dashboard of the teacher or school administrator allows them to track which students watched the lesson, when, for how long, how many times, and track and report on test/quiz results. notifiEDU is offered on a subscription basis.

Our notifiTV and notifiLIVE products are also part of our proprietary interactive video platform that allows viewers to interact with pre-recorded as well as live broadcast video content by clicking on links embedded in on-screen people, objects, graphics, or sponsors’ signage. Viewers can experience our notifiTV and notifiLIVE interactive content and capabilities on most devices available in the market today without the need to download special software or proprietary video players.

1.	DESCRIPTION OF BUSINESS

Organization

Cutaia Media Group, LLC (“CMG”) was a limited liability company formed on December 12, 2012 under the laws of the State of Nevada. On May 19, 2014, bBooth, Inc. was incorporated under the laws of the State of Nevada. On May 19, 2014, CMG was merged into bBooth, Inc. and bBooth, Inc. changed its name to bBooth (USA), Inc. The operations of CMG and bBooth (USA), Inc. became known as “bBoothUSA”.

On October 16, 2014, bBoothUSA completed a Share Exchange Agreement with Global System Designs, Inc. (“GSD”) which was accounted for as a reverse merger transaction. In connection with the closing of the Share Exchange Agreement, GSD management was replaced by bBoothUSA management, and GSD changed its name to bBooth, Inc.

Effective April 21, 2017, we changed our corporate name from bBooth, Inc. to nFüsz, Inc. The name change was effected through a parent/subsidiary short-form merger of nFüsz, Inc., our wholly-owned Nevada subsidiary, formed solely for the purpose of the name change, with and into us. We were the surviving entity. To effectuate the merger, we filed Articles of Merger with the Secretary of State of the State of Nevada on April 4, 2017 and a Certificate of Correction with the Secretary of State of the State of Nevada on April 17, 2017. The merger became effective on April 21, 2017. Our board of directors approved the merger, which resulted in the name change on that date. In accordance with Section 92A.180 of the Nevada Revised Statutes, stockholder approval of the merger was not required.

On the effective date of the merger, our name was changed to “nFüsz, Inc.” and our Articles of Incorporation, as amended (the “Articles”), were further amended to reflect our new legal name. With the exception of the name change, there were no other changes to our Articles.

Nature of Business

We have developed proprietary interactive video technology which serves as the basis for certain products and services that we market under the brand name “notifi”. Our notifiCRM, notifiADS, notifiLINKS, and notifiWEB products are cloud-based, software-as-a-service (“SaaS”), customer relationship management (“CRM”), sales lead generation, advertising and social engagement software, accessible on mobile and desktop platforms, that we license to individual consumers, sales-based organizations, consumer brands, marketing and advertising agencies, as well as to artists and social influencers. Our notifiCRM platform is an enterprise scalable, subscription-based customer relationship management program that incorporates proprietary, interactive audio/video messaging and interactive on-screen “virtual salesperson” communications technology. Our notifiCRM is distinguished from other CRM programs because it utilizes interactive video as the primary means of communication between the subscribers and their clients or prospects. Such clients and prospects can respond to notifiCRM subscribers’ calls to action in real time by clicking on links embedded in the video, all without leaving or stopping the video. Subscribers also have access to detailed analytics that reflect when the videos were viewed, by whom, how many times, for how long, and what items were clicked-on in the video to assist subscribers in determining the possible interest level of that particular client or prospect in the subject matter of the video. Our notifiTV and notifiLIVE products are also part of our proprietary interactive video platform that allows viewers to interact with pre-recorded as well as live broadcast video content by clicking on links embedded in on-screen people, objects, graphics or sponsors’ signage. Viewers can experience our notifiTV and notifiLIVE interactive content and capabilities on most devices available in the market today without the need to download special software or proprietary video players.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, during the year ended December 31, 2017, the Company incurred a net loss of $7,266,553 used cash in operations of $1,676,737 and had a stockholders’ deficit of $5,789,037 as of December 31, 2017. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

At December 31, 2017, the Company had cash on hand in the amount of $10,560. The Company raised an additional $3.4 million from January 2018 through March 2018 through the sale of its debt and equity securities (see Note 15). Management estimates that the current funds on hand will be sufficient to continue operations through December 2018. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stock holders, in the case of equity financing.